Finance costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance costs
7. Finance costs

	2020 $m	2019 $m	2018 $m
Financial income

Financial income on deposits and money market funds	2	3	2

Interest income on loans and other assets	2	3	3

	4	6	5

Financial expenses

Interest expense on external borrowings	102	78	61

Interest expense on lease liabilities	37	41	39

Capitalised interest	(1)	(5)	(5)

Unwind of discount on deferred purchase consideration	1	1	1

Other charges a	5	6	5

	144	121	101

Analysed as:

Financial expenses before exceptional items	130	121	101

Exceptional financial expenses (note 6)	14	—	—

	144	121	101

a	Other charges includes bank charges and non-bank interest expense.
During the year, $3m (2019: $13m, 2018: $14m) was payable to the IHG Rewards loyalty programme relating to interest on the accumulated balance of cash received in advance of the consumption of points awarded. The expense and corresponding System Fund interest income are eliminated within financial expenses.
Capitalised interest relates to the System Fund. The rate used for capitalisation of interest was 2.9% (2019: 3.1%, 2018: 3.0%).
Net interest payable on a frozen GAAP basis as calculated for bank covenants was $111m (2019: $99m). Further details are provided on page 181.